Licenses (Tables) (Licenses)	12 Months Ended
Dec. 31, 2013
Licenses
Licenses
Schedule of licenses

	December 31, 2013
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,490	3,490	—
Combined inactivated hepatitis A&B	502	452	50
H5N1 licenses (note 22)	1,519	797	722
Total	$5,511	$4,739	$772

	December 31, 2012
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,391	3,391	—
Combined inactivated hepatitis A&B	488	390	98
H5N1 licenses (note 22)	1,476	424	1,052
Total	$5,355	$4,205	$1,150

Schedule of estimated amortization expense for the existing licenses over their remaining useful lives

Estimated amortization expense for the existing licenses over their remaining useful lives as of December 31, 2013 is as follows:

Within 1 year	$411
Between 1 and 2 years	361
Between 2 and 3 years	—
Total	$772